Business Combinations - Components of Identifiable Intangible Assets (Details) - Arxis Businesses [Member] $ in Thousands	Sep. 30, 2024 USD ($)
Business Combination [Line Items]
Total intangible assets acquired	$ 1,797,352
Trademarks
Business Combination [Line Items]
Weighted average remaining useful lives	17 years
Total intangible assets acquired	$ 176,500
Customer relationships
Business Combination [Line Items]
Weighted average remaining useful lives	24 years
Total intangible assets acquired	$ 1,337,200
Patents and technology
Business Combination [Line Items]
Weighted average remaining useful lives	17 years
Total intangible assets acquired	$ 283,652